Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 141
2017	77
2018	50
2019	53
2020	$ 56